Shareholders' equity - Reconciliation of movement in number of ordinary shares (Details) - Ordinary shares $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2025 AUD ($) Vote $ / shares shares	Sep. 30, 2024 AUD ($) $ / shares shares
Shareholders' equity
Par value | $ / shares	$ 0
Number of votes per ordinary shares | Vote	1
Reconciliation of movement in number of ordinary shares
Opening balance	3,441,411,361	3,509,076,960
Share buyback	(21,058,056)	(67,665,599)
Closing balance	3,420,353,305	3,441,411,361
Amount authorized for repurchase of shares in on-market buy back | $	$ 3,500
Number of shares repurchased and cancelled in an on-market buy back	21,058,056	67,665,599
Value of repurchased and cancelled in on-market buy back | $	$ 672	$ 1,812
Average price per share of shares repurchased in an on-market buy back | $ / shares	$ 31.93	$ 26.78
Parent Entity
Reconciliation of movement in number of ordinary shares
Opening balance	3,441,411,361	3,509,076,960
Share buyback	(21,058,056)	(67,665,599)
Closing balance	3,420,353,305	3,441,411,361
Amount authorized for repurchase of shares in on-market buy back | $	$ 3,500
Number of shares repurchased and cancelled in an on-market buy back	21,058,056	67,665,599
Value of repurchased and cancelled in on-market buy back | $	$ 672	$ 1,812
Average price per share of shares repurchased in an on-market buy back | $ / shares	$ 31.93	$ 26.78